Debt - Additional Information (Detail) R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($) Installments	Dec. 31, 2016 BRL (R$)	Dec. 31, 2017 BRL (R$)	Jul. 03, 2017 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Trade accounts receivables		$ 34,210	R$ 213,994	R$ 113,168
Long-term debt		$ 86,448	R$ 387,382	285,971
Debt, weighted average interest rate		9.87%	17.99%
FINEP [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt					R$ 79,667
Financing grace period		24 months
Number of installments | Installments		85
First tranche of borrowing received	R$ 25,800
NS2 Com Internet Ltda [member] | Credit card operations [member]
Disclosure of detailed information about borrowings [line items]
Trade accounts receivables		$ 26,426	R$ 117,365	87,418
NS2 Com Internet Ltda [member] | FINAME/BNDES [member] | Property and equipment [member]
Disclosure of detailed information about borrowings [line items]
Assets given as collateral, carrying amount		$ 1,375	R$ 5,007	R$ 4,547